Note Related party transactions (Proportionate share of income (loss) and changes in stockholder's equity from EVERTEC) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Income (Loss) from Equity Method Investments, Total	$ 34,083	$ 31,288	$ 24,373
EVERTEC Inc.
Related Party Transaction [Line Items]
Share of income (loss) from investment	8,924	11,796	11,593
Share of other changes in stockholders equity	2,659	(573)	1,636
Income (Loss) from Equity Method Investments, Total	$ 11,583	$ 11,223	$ 13,229